Equity - Net financial debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Gross financial debt	$ 606,361	$ 645,389	$ 571,337
Cash, restricted cash and cash equivalents	(123,175)	(216,647)	(184,472)
Net financial debt	483,186	428,742	386,865
Consolidated equity	$ 602,297	$ 884,372	$ 937,758	$ 892,042
Net financial debt/Consolidated equity	80.22%	48.48%	41.25%